Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements Reflect the activities

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background	Ownership
Haoxin (BVI) Limited (“Haoxin BVI”)	● A British Virgin Islands company ● Incorporated on May 13, 2022 ● A holding company	100% owned by Company
Haoxin HongKong Limited (“Haoxin HK”)	● A Hong Kong company ● Incorporated on May 27, 2022 ● A holding company	100% owned by Haoxin BVI
Ningbo Haoxin International Logistics Co., Ltd. (“Ningbo Haoxin”)	● A PRC limited liability company ● Incorporated on March 18, 2013 ● Providing Temperature-Controlled Truckload Service	100% owned by Haoxin HK
Zhejiang Haoxin Logistics Co., Ltd. (“Zhejiang Haoxin”)	● A PRC limited liability company ● Incorporated on September 25, 2018 ● Providing Temperature-Controlled Truckload Service	100% owned by Ningbo Haoxin
Shenzhen Haiyue Freight Co., Ltd. (“Haiyue”)	● A PRC limited liability company ● Incorporated on July 10, 2003 ● Providing Urban Delivery Services	100% owned by Ningbo Haoxin
Shenzhen Longanda Freight Co., Ltd. (“Longanda”)	● A PRC limited liability company ● Incorporated on October 21, 2004 ● Providing Urban Delivery Services	100% owned by Haiyue

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Classification	Estimated Useful Life
Computer and office equipment	3-5 years
Revenue equipment*	4-6 years

*	Revenue equipment are trucks and trailers used only for providing trucking services.

Schedule of Disaggregated Information of Revenues

Disaggregated information of revenues by geographic locations are as follows:

	For the year ended December 31
	2024	2023	2022
Huadong area	$17,146,852	$22,677,045	$23,287,208
Huazhong area	905,858	223,052	372,051
Southwest area	169,640	134,943	73,383
Northwest area	812,888	1,483	53,400
Northeast area	4,220,467	47,278	11,889
Huanan area	2,316,105	3,580,801	5,150,108
Total revenues	$25,571,810	$26,664,602	$28,948,039

Schedule of Disaggregated Information of Revenues by Type of Services

Our revenue generated from temperature-controlled truckload services and urban delivery services, the disaggregated information of revenues by type of services are as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Revenue
Temperature-controlled truckload services	$23,627,273	$23,511,352	$24,673,847
Urban delivery services	1,944,537	3,153,250	4,274,192
Total revenue	$25,571,810	$26,664,602	$28,948,039